Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2018
Compensation and benefits
in	2Q18	1Q18	2Q17	6M18	6M17
Compensation and benefits (CHF million)
Salaries and variable compensation	2,148	2,189	2,196	4,337	4,542
Social security	200	160	204	360	360
Other [1]	199	189	195	388	398
Compensation and benefits	2,547	2,538	2,595	5,085	5,300
1
Includes pension-related expenses of CHF 108 million, CHF 107 million, CHF 106 million, CHF 215 million and CHF 217 million in 2Q18, 1Q18, 2Q17, 6M18 and 6M17, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.

Bank
Compensation and benefits
in	6M18		6M17
Compensation and benefits (CHF million)
Salaries and variable compensation	3,943		4,461
Social security	315		353
Other	443	[1]	474
Compensation and benefits	4,701		5,288
1 Includes pension-related expenses of CHF 278 million in 6M18 relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.